Acquisitions - Schedule of Estimated Fair Values of the Assets, Liabilities and Net Assets (Details) - Asset Acquisition Indonesian Operating License [Member]	Dec. 31, 2024 USD ($)
Assets:
Cash and cash equivalents and segregated cash	$ 2,119,445
Receivables from brokers, dealers, and clearing organizations	88,455
Receivables from customers	52,551
Prepaid expenses and other assets	153,342
Intangible asset	2,962,202
Liabilities:
Payables due to customers	(88,210)
Payables due to brokers, dealers, and clearing organizations	(52,468)
Accrued expenses and other liabilities	(9,614)
Deferred tax liability	(651,684)
Net assets acquired	$ 4,574,019